Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and contingencies

Note 10: Commitments and contingencies

Legal contingencies

On April 12, 2018, a class-action lawsuit was filed against DDI-US demanding a return of unfair benefit under the pretext that the Company’s social casino games are not legal in the State of Washington, United States. Similar class-action lawsuits were concurrently filed with certain of our competitors, certain of which, announced settlements which the court has recently approved.

In August 2018, we filed a Motion to Compel Arbitration, which was denied and immediately appealed in December 2018. We were granted a Motion to Stay pending appeal in February 2019. In October 2019, a court date was issued and subsequently abated as the Ninth Circuit Appeals court hears the oral arguments and a resolution of appeal is determined in a similar case with one of our competitors. On January 29, 2020, the Ninth Circuit affirmed the District Court’s denial of arbitration, thereby denying our appeal to compel arbitration. The case is now in District Court. On June 17, 2020, we filed a motion in the United States District Court for the Western District of Washington, which, if granted, would certify certain questions of state law to the Washington State Supreme Court for interpretation in accordance with applicable state law. On August 11, 2020, the District Court denied DDI-US’s motion to certify certain questions to the Washington State Supreme Court. We subsequently filed a motion for reconsideration of this ruling. On August 13, 2020, DDI-US filed a motion to strike the plaintiffs’ nationwide class allegations, which was noted for consideration on October 2, 2020. On September 10, 2020, DDI-US filed a motion to dismiss under Fed. R. Civ P. 12 (B)(1) and a motion to abstain asking the District Court to stay this lawsuit pending the resolution of a Declaratory Judgment action filed by DDI-US (and IGT) in the Washington State Superior Court seeking a ruling on certain relevant issues under Washington state law, which was noted for consideration on October 2, 2020. No date for a hearing on these motions has been set. Additional discovery has continued, including but not limited to, our issuance of discovery to plaintiffs. On January 15, 2021, our motion for reconsideration was denied. On February 25, 2021, plaintiffs filed a motion for class certification and for preliminary injunction. On March 19, 2021, our motion to strike the nationwide class allegations was denied. Discovery in the federal court case has commenced and is continuing. On April 25, 2021, plaintiffs filed their Second Amended Complaint, changing their allegations to include an additional corporate entity of co-defendant, IGT. DDI-US served plaintiffs with its expert disclosures and filed an Opposition to Plaintiffs’ Motion for Class Certification and Preliminary Injunction on May 11, 2021. On June 29, 2021, the court denied the Company’s motion for the certification of an interlocutory appeal from the court’s order denying the Company’s Motion to Strike Nationwide Class Action Allegations. On July 9, 2021, DoubleDown moved for relief from the upcoming settlement deadline and dispositive motions deadline. On July 19, 2021, the court extended the discovery completion and settlement conference deadlines to August 24, 2021 and September 7, 2021, respectively, and struck all subsequent case management deadlines, including the dispositive motion deadline and the trial date. The court stated in its July 19, 2021 order that it would reset case management deadlines after various motions, including plaintiffs’ motion for class certification and preliminary injunction, and DoubleDown’s renewed motion to stay pending arbitration have been decided.

The case is subject to significant uncertainties. In determining the likelihood of a loss and/or the measurement of any loss or range of loss, we evaluated (1) the facts and circumstances known to us, including information regarding the likelihood of a settlement and the outcome of discussions relating to indemnification by co-defendants, (2) the current state of the proceedings, including outstanding motions for certification of a class, or denial thereof, and other relevant events and developments, (3) the advice and analyses of counsel and other advisors, and (4) the assumptions and judgment of management, all of which involve a series of complex judgments about potential future events with multiple outcomes. In accordance with ASC 450-20, the Company has recorded a charge to income for this loss contingency during the period ended June 30, 2021, which is included in General and Administrative Expenses, reflecting the low end of the reasonably possible range of loss of $3.5 million to $201.5 million. The Company will continue to evaluate the appropriateness of the amount recorded as the litigation proceeds over time, potentially resulting in a material adjustment thereto.

On January 8, 2021, a suit alleging patent infringement of certain patents for gaming applications used by DDI was filed. By agreement, the parties will stipulate to an extension to respond. DoubleDown filed a motion to dismiss plaintiffs’ complaint on April 29, 2021, arguing that the asserted patents are not patent-eligible because they are drawn to an abstract idea. Plaintiff opposed the motion, and DoubleDown will file a reply on June 4, 2021. DoubleDown also filed a motion to stay discovery pending resolution of the motion to dismiss. The parties agreed to an interim stay of discovery pending resolution of the motion to stay. On May 28, 2021, Plaintiff made a settlement demand of $7.5 million. DoubleDown has not responded. On July 8, 2021, a federal court in Nevada issued an order invalidating one of the asserted patents on the basis of patent ineligibility. On July 8, 2021, plaintiffs notified the court in this matter of the Nevada ruling.

On May 14, 2021, Hanover Insurance Co. filed a declaratory judgment action alleging that its insurance policy does not cover the claims made by NEXRF Corp. in NEXRF Corp. v. DoubleDown Interactive, LLC, DoubleUGames Co., Ltd., and DoubleDown Interactive, Ltd. (W.D. Wash. 2:20-cv-01875). DoubleDown has accepted service of the Complaint but has not yet responded.

The future outcome of these matters could be material to our operating results and cash flows in a future period. Legal costs associated with our legal proceedings are expensed as incurred.

Publishing and license agreements

DoubleUGames

We entered into the DoubleUGames License Agreement on March 7, 2018, and it was subsequently amended on July 1, 2019 and November 27, 2019. Pursuant to the DoubleUGames License Agreement, DoubleUGames grants us an exclusive license to develop and distribute certain DoubleUGames social casino game titles and sequels thereto in the social online game field of use. We are obligated to pay a royalty license fee to DoubleUGames in connection with these rights, with certain customary terms and conditions. The agreement remains in effect until either DUG no longer holds an interest, directly or indirectly, in DDI, or DDI no longer holds an interest, directly or indirectly, in DDI-US. In such event, the agreement provides that the parties will mutually renegotiate the terms of the agreement. As of June 30, 2021, we licensed approximately 40 game titles under the terms of this agreement.

International Gaming Technologies (“IGT”)

In 2017, we entered into a Game Development, Distribution, and Services agreement with IGT, and it was subsequently amended on January 1, 2019. Under the terms of the agreement, IGT will deliver game assets so that we can port (a process of converting the assets into functioning slot games by platform) the technology for inclusion in our gaming apps. The agreement includes game assets that are used to create new games. Under the agreement, we pay IGT a royalty rate of 7.5% of revenue for their proprietary assets and 15% of revenue for third-party game asset types. We also pay a monthly fee for porting. The initial term of the agreement is ten (10) years with up to two additional five-year periods. Costs incurred in connection with this agreement for the three months ended June, 2020 and 2021 totaled $4.1 million and $3.0 million, respectively, and are recognized as a component of cost of revenue, and six months ended June 30, 2020 and June 30, 2021 totaled $7.1 million and $6.0 million, respectively, and are recognized as a component of cost of revenue.

Note 11: Commitments and contingencies

Legal contingencies

On April 12, 2018, a class-action lawsuit was filed against DDI-US demanding a return of unfair benefit under the pretext that the Company’s social casino games are not legal in the State of Washington, United States. Similar class-action lawsuits were concurrently filed with certain of our competitors, certain of which, announced settlements which the court has recently approved.

In August 2018, we filed a Motion to Compel Arbitration, which was denied and immediately appealed in December 2018. We were granted a Motion to Stay pending appeal in February 2019. In October 2019, a court date was issued and subsequently abated as the Ninth Circuit Appeals court hears the oral arguments and a resolution of appeal is determined in a similar case with one of our competitors. On January 29, 2020, the Ninth Circuit affirmed the District Court’s denial of arbitration, thereby denying our appeal to compel arbitration. The case is now in District Court. On June 17, 2020, we filed a motion in the United States District Court for the Western District of Washington, which, if granted, would certify certain questions of state law to the Washington State Supreme Court for interpretation in accordance with applicable state law. On August 11, 2020, the District Court denied DDI-US’s motion to certify certain questions to the Washington State Supreme Court. We subsequently filed a motion for reconsideration of this ruling. On August 13, 2020, DDI-US filed a motion to strike the plaintiffs’ nationwide class allegations, which was noted for consideration on October 2, 2020. On September 10, 2020, DDI-US filed a motion to dismiss under Fed. R. Civ P. 12 (B)(1) and a motion to abstain asking the District Court to stay this lawsuit pending the resolution of a Declaratory Judgment action filed by DDI-US (and IGT) in the Washington State Superior Court seeking a ruling on certain relevant issues under Washington state law, which was noted for consideration on October 2, 2020. No date for a hearing on these motions has been set. Additional discovery has continued, including but not limited to, our issuance of discovery to plaintiffs. On January 15, 2021, our motion for reconsideration was denied. On February 25, 2021, plaintiffs filed a motion for class certification and for preliminary injunction. On March 19, 2021, our motion to strike the nationwide class allegations was denied. Discovery in the federal court case has commenced and is continuing. A trial date has been set for November 1, 2021. We dispute any allegation of wrongdoing and will continue to vigorously defend ourselves in these matters.

The case is subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss or range of loss cannot be reasonably estimated. We evaluated (1) the facts and circumstances known to us, including information regarding settlements and other relevant events and developments, (2) the advice and analyses of counsel and (3) the assumptions and judgement of management, all of which involve a series of complex judgments about future events. As a result, no amount has been recorded in connection with this lawsuit.

The future outcome of this matter could be material to our operating results and cash flows in a future period. Legal costs associated with our legal proceedings are expensed as incurred.

Publishing and license agreements

DoubleU Games

We entered into the DoubleU Games License Agreement on March 7, 2018, and it was subsequently amended on July 1, 2019 and November 27, 2019. Pursuant to the DoubleU Games License Agreement, DoubleU Games grants us an exclusive license to develop and distribute certain DoubleU Games social casino game titles and sequels thereto in the social online game field of use. We are obligated to pay a royalty license fee to DoubleU Games in connection with these rights, with certain customary terms and conditions. The agreement remains in effect until either DUG no longer holds an interest, directly or indirectly, in DDI, or DDI no longer holds an interest, directly or indirectly, in DDI-US. In such event, the agreement provides that the parties will mutually renegotiate the terms of the agreement. As of December 31, 2020, we licensed approximately 32 game titles under the terms of this agreement.

International Gaming Technologies (“IGT”)

In 2017, we entered into a Game Development, Distribution, and Services Agreement with IGT. Under the terms of the agreement, IGT will deliver game assets so that the we can port (a process of converting the assets into functioning slot games by platform) the technology for inclusion in our gaming apps. The agreement includes game assets that are used to create new games. Under the agreement, we paid IGT an initial royalty rate of 10% of revenue for their proprietary assets and 15% of revenue for third-party game asset types. Effective January 1, 2019, we amended the agreement to revise the royalty rate for proprietary game asset types to 7.5% of revenue. The initial term of the agreement is ten (10) years with up to two additional five-year periods. Costs incurred in connection with this agreement for the years ended December 31, 2020 and 2019 totaled $13.5 million and $11.5 million, respectively, and are recognized as a component of cost of revenue.